STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES - CONTINUING OPERATIONS
Net income (loss) from continuing operations for cash flow	$ 86,846	$ 24,564
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	643,728
Total Adjustments to reconcile net income	643,728
Changes in assets and liabilities
(Increase) decrease in accounts receivable	(2,399,186)
(Increase) decrease in inventory	5,593
(Increase) decrease in prepaid expenses and other current assets	(74,557)
Increase (decrease) in deferred revenues	116
Increase in accounts payable and and accrued expenses	2,145,434	55,210
Total Changes in Assets and Liabilities	321,128	55,210
Net cash provided by (used in) operating activities	407,974	79,774
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisitions of capital assets	(282,461)
Net cash (used in) investing activities	(282,461)
CASH FLOWS FROM FINANCING ACTIVITES
Payments under capital lease	(13,083)
Proceeds from debenture payable	2,910	3,572
Repayment of loans payable-non-related parties net of repayments	(924)
Proceeds from loan payable - related parties, net	(172,173)	(9,466)
Net cash provided by (used in) financing activities	(183,270)	(5,894)
CASH FLOWS FROM DISCONTINUED OPERATIONS
Operating activities		532,128
Investing activities		(414,424)
Financing activities		(186,658)
Net cash flows provided by discontinued operations		(68,954)
Effect of foreign currencies	32,803	(4,926)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(24,954)
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	37,481
CASH AND CASH EQUIVALENTS - END OF PERIOD	12,527
CASH PAID DURING THE PERIOD FOR:
Cash Payment of Interest Expense	9,095	19,453
SUPPLEMENTAL NONCASH INFORMATION:
Common stock issued for acquisition of NYTEX	5,000,000
Common stock issued for liability to issue common stock	450,000
Customer lists acquired		1,479,265
Common stock to be issued for BMO deal		(9,631,022)
Loan Payable - BMO		(375,000)
Advances made in prior periods		$ (153,243)